Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Option Timing Grant Policy The Company does not have a policy on the timing of stock option grants, as it currently does not plan to issue stock options to its employees.